PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Other current assets		$ 253
Initial public offering costs		233
Employee advances		33	$ 21
Prepaid expenses		8	33
Prepaid development costs			656
Total prepaid expenses and other current assets	$ 866	$ 527	$ 710